SCHEDULE OF POTENTIAL SHARES OF COMMON UNITS EXCLUDED FROM DILUTED NET LOSS PER SHARE AND EFFECT WAS ANTI-DILUTIVE (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total	24,138,333	24,138,333	24,138,333	24,138,333	24,138,333
Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Total			1,435,624		1,779,298	1,961,722
Visiox Pharmaceuticals, Inc. [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Total			667,797		1,068,474	1,961,722
Visiox Pharmaceuticals, Inc. [Member] | Stock Appreciation Rights (SARs) [Member]
Restructuring Cost and Reserve [Line Items]
Total			767,827		710,824